LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (37,051)	$ (5,814)	¥ (37,476)	¥ (275,597)
Accretion to redemption value of contingently redeemable ordinary shares | ¥			(10,792)	(821)
Net loss attributable to ordinary shareholders-basic	(37,051)	(5,814)	(48,268)	(276,418)
Net loss attributable to ordinary shareholders-diluted	¥ (37,051)	$ (5,814)	¥ (48,268)	¥ (276,418)
Denominator:
Weighted average number of shares outstanding, basic	266,631,802	266,631,802	226,339,320	181,427,603
Weighted average number of shares outstanding, diluted	266,631,802	266,631,802	226,339,320	181,427,603
Loss per share, basic | (per share)	¥ (0.14)	$ (0.02)	¥ (0.21)	¥ (1.52)
Loss per share, diluted | (per share)	¥ (0.14)	$ (0.02)	¥ (0.21)	¥ (1.52)